Asbestos - Asbestos-Related Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD
Asbestos Claims [Line Items]
Asbestos liability - current	$ (135.0)		$ (125.3)
Asbestos liability - non-current	(1,558.7)		(1,537.3)
Asbestos liability - Total	(1,693.7)	(1,625.4)	(1,662.6)	(1,598.4)
Insurance receivable - current	22.2		19.9
Insurance receivable - non-current	209.4		208.6
Insurance receivable - Total	231.6		228.5
Workers' compensation asset - current	0.9		0.5
Workers' compensation asset - non-current	60.7		83.4
Workers' compensation liability - current	(0.9)		(0.5)
Workers' compensation liability - non-current	(60.7)		(83.4)
Workers' compensation - Total
Loan facility			(30.9)
Other net liabilities	(1.6)		(2.3)
Restricted cash and cash equivalents and restricted short-term investment assets of the AICF	133.5	128.1	65.0	62.5
Net AFFA liability	(1,330.2)		(1,402.3)
Deferred income taxes - current	18.6		23.0
Deferred income taxes - non-current	434.1		421.5
Deferred income taxes - Total	452.7	434.4	444.5	427.3
Income tax payable	25.9		18.5
Net Unfunded AFFA liability, net of tax	$ (851.6)		$ (939.3)